Cash Flow Information (Schedule Of Non-Cash Investing And Financing Activities Related To Continuing Operations) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)		Sep. 30, 2010 Rio Tinto Plc [Member] USD ($)	Mar. 31, 2010 Rio Tinto Plc [Member] USD ($)	Mar. 31, 2010 Rio Tinto Plc [Member] CAD	Dec. 31, 2011 Rio Tinto Plc [Member] USD ($)	Dec. 31, 2010 Rio Tinto Plc [Member] USD ($)
Acquisition of property, plant and equipment		$ (195,357)	[1]
Rights offering (Note 19 (c))	1,193,064
Interest settlement on convertible debenture (Note 15 (a))	4,011
Conversion of convertible credit facility (Note 15 (b))		(400,832)		(400,800)				400,832
Partial conversion of convertible debenture (Note 15 (a))		(349,079)
Total non-cash investing and financing activities	1,197,075	(945,268)
Shares issued in private placement					15,000,000	15,000,000
Proceeds from private placement		$ 240,749			$ 241,100	244,700

[1]	In March 2010, the Company and Rio Tinto completed an agreement whereby the Company issued 15.0 million common shares to Rio Tinto for net proceeds of $241.1 million (Cdn$244.7 million) (Note 19 (b)). The Company used $195.4 million of the proceeds to purchase from Rio Tinto key mining and milling equipment to be installed during the construction of the Oyu Tolgoi Project.